TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Balance at beginning of the year	¥ 1,841,225	¥ 1,404,254	¥ 934,327
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	354,645	436,971	469,927
Balance at end of the year	¥ 2,195,870	¥ 1,841,225	¥ 1,404,254